Note 16 - Segment Information (Details) (Banking [Member], Sales Revenue, Net [Member], Customer Concentration Risk [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Banking [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Note 16 - Segment Information (Details) [Line Items]
Concentration Risk, Percentage	90.60%	90.50%	91.20%